General information (Details) - jointVenture	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of joint ventures		2
RE Ventures I, LLC
Disclosure of classes of share capital [line items]
Holding	50.00%	50.00%	50.00%
RE Ventures II, LLC
Disclosure of classes of share capital [line items]
Holding	50.00%	50.00%